UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

This report on Form N-CSR relates solely to the Registrant's Money Market Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Money Market Portfolio

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
VIP Money Market - Initial Class	0.72%	3.36%	3.11%
VIP Money Market - Service Class A	0.62%	3.25%	3.01%
VIP Money Market - Service Class 2 B	0.47%	3.10%	2.86%
VIP Money Market - Investor Class C	0.70%	3.32%	3.09%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Initial Class	.30%
Actual		$ 1,000.00	$ 1,001.90	$ 1.51
Hypothetical A		$ 1,000.00	$ 1,023.69	$ 1.53
Service Class	.40%
Actual		$ 1,000.00	$ 1,001.40	$ 2.02
Hypothetical A		$ 1,000.00	$ 1,023.19	$ 2.04
Service Class 2.54%
Actual		$ 1,000.00	$ 1,000.70	$ 2.72
Hypothetical A		$ 1,000.00	$ 1,022.48	$ 2.75
Investor Class	.32%
Actual		$ 1,000.00	$ 1,001.80	$ 1.61
Hypothetical A		$ 1,000.00	$ 1,023.59	$ 1.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/09	% of fund's investments 6/30/09	% of fund's investments 12/31/08
0 - 30	49.8	36.3	47.4
31 - 90	34.8	37.4	42.5
91 - 180	6.7	18.3	6.1
181 - 397	8.7	8.0	4.0
Weighted Average Maturity
	12/31/09	6/30/09	12/31/08
VIP Money Market Portfolio	58 Days	68 Days	46 Days
All Taxable Money Market Funds Average*	47 Days	50 Days	47 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
Corporate Bonds 1.1%	Corporate Bonds 2.0%
Commercial Paper 17.1%	Commercial Paper 15.3%
Bank CDs, BAs, TDs, and Notes 59.2%	Bank CDs, BAs, TDs, and Notes 61.7%
Government Securities† 14.6%	Government Securities† 18.4%
Repurchase Agreements 8.6%	Repurchase Agreements 1.7%
Other Investments 0.7%	Other Investments 1.0%
Net Other Assets** (1.3)%	Net Other Assets ** (0.1)%

† Includes FDIC Guaranteed Corporate Securities

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 1.1%
Due Date	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC
1/7/10	0.24% (e)	$ 25,155,000	$ 25,155,000
LP Pinewood SPV LLC
1/7/10	0.24 (e)	7,000,000	7,000,000
TOTAL CORPORATE BONDS			32,155,000
Certificates of Deposit - 48.7%

Domestic Certificates Of Deposit - 0.4%
BNP Paribas New York Branch
8/13/10	0.40	11,000,000	11,000,000
London Branch, Eurodollar, Foreign Banks - 15.0%
Banco Bilbao Vizcaya Argentaria SA
1/25/10 to 1/29/10	0.31	30,000,000	30,000,000
Commonwealth Bank of Australia
9/24/10	0.50	5,000,000	5,000,000
Credit Agricole SA
1/1/10 to 5/20/10	0.29 to 0.67 (e)	122,000,000	122,000,000
Credit Industriel et Commercial
1/4/10 to 3/8/10	0.36 to 0.50	56,000,000	56,000,000
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.60	15,000,000	15,000,000
ING Bank NV
1/8/10 to 2/22/10	0.20 to 0.39	87,000,000	87,000,000
Landesbank Baden-Wuert
1/14/10 to 1/19/10	0.34	55,000,000	55,000,250
Landesbank Hessen-Thuringen
1/11/10 to 5/11/10	0.41 to 0.55	54,000,000	54,000,000
National Australia Bank Ltd.
3/10/10 to 3/22/10	0.40	15,000,000	15,000,000
Norddeutsche Landesbank
1/4/10	0.25	12,000,000	12,000,000
UniCredit SpA
1/11/10	0.25	10,000,000	10,000,000
			461,000,250
New York Branch, Yankee Dollar, Foreign Banks - 33.3%
Banco Bilbao Vizcaya Argentaria SA New York Branch
6/16/10	0.37	11,000,000	11,000,506
Banco Bilbao Vizcaya New York Branch
1/19/10	0.28 (e)	23,000,000	23,000,443
Bank of Montreal
1/21/10	0.24 (e)	5,000,000	5,000,000
Bank of Nova Scotia
1/14/10 to 3/8/10	0.27 to 0.48 (e)	51,000,000	51,000,000
Bank of Nova Scotia Institutional
1/6/10	0.24 (e)	21,000,000	21,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
1/22/10 to 2/8/10	0.21 to 0.45	91,000,000	91,000,000
Barclays Bank PLC
1/18/10	0.34 (e)	41,000,000	41,000,000

Due Date	Yield (a)	Principal Amount	Value
Bayerische Landesbank
1/12/10	0.39%	$ 9,000,000	$ 9,000,000
BNP Paribas New York Branch
9/1/10 to 9/20/10	0.40 to 0.45	49,000,000	49,000,000
BNP Paribas SA
1/25/10 to 8/12/10	0.40 to 0.60	48,000,000	48,000,000
Calyon New York Branch
3/8/10 to 7/6/10	0.40 to 0.41 (e)	31,000,000	31,000,000
Canadian Imperial Bank of Commerce, New York
1/11/10 to 1/19/10	0.26 to 0.28 (e)	41,000,000	41,000,000
Commerzbank AG
2/23/10 to 3/2/10	0.35	39,000,000	39,000,000
Commerzbank AG New York Branch
1/17/10	0.28 (e)	22,000,000	22,000,000
2/2/10 to 2/16/10	0.25	35,000,000	35,000,000
Intesa Sanpaolo SpA
1/6/10	0.61	15,000,000	15,000,000
Natexis Banques Populaires NY
2/10/10 to 3/9/10	0.30 to 1.07 (e)	68,000,000	68,000,000
Natixis New York Branch
3/22/10	1.05 (e)	18,000,000	18,000,000
Rabobank Nederland
1/5/10 to 5/18/10	0.23 to 1.20 (e)	95,000,000	95,010,520
Royal Bank of Canada
1/4/10	0.61 (e)	27,000,000	27,000,000
Royal Bank of Canada New York Branch
1/19/10 to 1/29/10	0.23 (e)	5,000,000	5,000,000
Royal Bank of Scotland PLC
2/16/10 to 4/1/10	0.30 to 0.80	60,000,000	60,000,000
Royal Bank of Scotland PLC Connecticut Branch
1/20/10 to 5/21/10	0.51 to 0.54 (e)	32,000,000	32,000,000
Skandinaviska Enskilda Banken New York Branch
2/26/10	0.30	13,000,000	13,000,000
Societe Generale
1/7/10 to 2/5/10	0.20 to 0.38 (e)	22,000,000	22,000,000
Societe Generale Institutional CD Program
1/4/10	0.26 (e)	26,000,000	26,000,000
Sumitomo Mitsui Banking Corp.
1/4/10 to 2/17/10	0.23 to 0.30	15,000,000	15,000,000
Swedbank AB
1/4/10	0.34	21,000,000	21,000,000
Toronto Dominion Bank - New York
12/20/10	0.50	15,000,000	15,000,000
Toronto-Dominion Bank
1/5/10 to 4/16/10	0.23 to 1.60 (e)	67,000,000	67,000,000
UniCredit SpA
1/8/10	0.36	9,000,000	9,000,000
1,025,011,469
TOTAL CERTIFICATES OF DEPOSIT	1,497,011,719
Commercial Paper - 17.1%
Due Date	Yield (a)	Principal Amount	Value
Abbott Laboratories
1/26/10	0.36% (e)	$ 15,000,000	$ 15,000,000
Autobahn Funding
1/7/10 to 2/2/10	0.26 to 0.29	5,000,000	4,999,569
Banco Bilbao Vizcaya Argentaria SA (London Branch)
3/18/10	0.30	10,000,000	9,993,667
Banco Espirito Santo
1/5/10 to 1/12/10	0.30 to 0.33	16,000,000	15,999,240
Commerzbank U.S. Finance, Inc.
1/14/10 to 1/22/10	0.30 to 0.44	47,000,000	46,992,113
Dakota Notes (Citibank Credit Card Issuance Trust)
1/6/10 to 2/11/10	0.23 to 0.30	72,000,000	71,990,509
Devon Energy Corp.
1/4/10 to 1/26/10	0.31 to 0.36	9,180,000	9,178,722
Emerald Notes (BA Credit Card Trust)
1/4/10 to 1/6/10	0.66 to 0.69	17,000,000	16,998,847
Intesa Funding LLC
1/15/10	0.62 to 0.68	5,000,000	4,998,724
Irish Republic
1/11/10 to 3/2/10	0.32 to 0.42	29,000,000	28,990,300
Landesbank Hessen-Thuringen
1/5/10 to 2/8/10	0.45 to 0.60	14,000,000	13,997,025
Natexis Banques Populaires U.S. Finance Co. LLC
1/4/10 to 2/22/10	0.30 to 0.45	74,000,000	73,991,658
Nationwide Building Society
2/16/10 to 3/1/10	0.30 to 0.37	24,000,000	23,987,897
Palisades Notes (Citibank Omni Master Trust)
1/4/10 to 1/7/10	0.90 to 1.00	22,000,000	21,997,925
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	15,000,000	14,969,973
Time Warner Cable, Inc.
1/11/10 to 1/28/10	0.45 to 0.48	21,000,000	20,995,534
Toronto Dominion Holdings (USA)
3/8/10	0.55	2,000,000	1,997,983
Transocean Ltd.
1/25/10	0.37	2,000,000	1,999,507
UniCredito Italiano Bank (Ireland) PLC
1/7/10 to 2/12/10	0.25 to 0.45	47,000,000	46,984,192
Westpac Banking Corp.
1/13/10 to 5/10/10	0.26 to 0.70 (e)	80,000,000	79,972,408
TOTAL COMMERCIAL PAPER	526,035,793
U.S. Government and Government Agency Obligations - 3.4%
Due Date	Yield (a)	Principal Amount	Value
Other Government Related - 3.4%
Bank of America NA (FDIC Guaranteed)
1/29/10 to 3/15/10	0.28 to 0.33% (c)(e)	$ 57,309,000	$ 57,309,000
Citibank NA (FDIC Guaranteed)
3/30/10	0.30 (c)(e)	10,000,000	10,000,000
General Electric Capital Corp. (FDIC Guaranteed)
1/8/10	0.33 (c)(e)	36,620,000	36,620,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	103,929,000
Federal Agencies - 9.6%

Fannie Mae - 0.8%
2/12/10	0.22 (e)	23,655,000	23,654,028
Federal Home Loan Bank - 8.8%
2/17/10 to 1/12/11	0.24 to 1.15 (d)(e)	271,990,000	272,009,151
TOTAL FEDERAL AGENCIES	295,663,179
U.S. Treasury Obligations - 1.6%

U.S. Treasury Bills - 1.6%
9/23/10 to 12/16/10	0.40 to 0.41	49,000,000	48,838,286
Bank Notes - 1.3%

Bank of America NA
1/4/10	0.28 (e)	10,000,000	10,000,000
2/18/10 to 2/19/10	0.30	8,000,000	8,000,000
Societe Generale
3/4/10	0.69 (b)(e)	22,000,000	22,000,000
TOTAL BANK NOTES	40,000,000
Medium-Term Notes - 8.9%

AT&T, Inc.
1/4/10	0.74 (b)(e)	33,000,000	33,000,000
Banque Federative du Credit Mutuel
2/26/10	0.65 (b)(e)	12,000,000	12,000,000
BNP Paribas SA
2/16/10	0.50 (e)	20,000,000	20,000,000
BP Capital Markets PLC
3/11/10	0.39 (e)	14,000,000	14,000,000
Cellco Partnership
3/29/10	0.75 (b)(e)	14,000,000	14,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Commonwealth Bank of Australia
1/14/10 to 2/4/10	0.28% (b)(d)(e)	$ 38,000,000	$ 38,000,000
General Electric Capital Corp.
1/4/10	0.31 (e)	1,000,000	1,000,002
Lloyds TSB Group PLC
2/8/10	0.60 (b)(e)	22,000,000	22,000,000
Metropolitan Life Global Funding I
4/7/10	0.99 (b)(e)	6,000,000	6,000,000
New York Life Insurance Co.
2/26/10 to 3/30/10	1.30 to 1.40 (e)(g)	24,000,000	24,000,000
Procter & Gamble International Funding SCA
2/8/10	0.29 (e)	7,000,000	7,000,000
Royal Bank of Canada
1/15/10	0.65 (b)(e)	23,000,000	23,000,000
Verizon Communications, Inc.
3/15/10	0.65 (e)	14,000,000	14,000,000
Westpac Banking Corp.
1/25/10 to 4/15/10	0.26 to 0.29 (b)(e)	45,000,000	45,000,000
TOTAL MEDIUM-TERM NOTES	273,000,002
Short-Term Notes - 0.3%

Metropolitan Life Insurance Co.
1/4/10	1.04 (e)(g)	10,000,000	10,000,000
Asset-Backed Securities - 0.7%

Bank of America Auto Trust
9/15/10	0.40 (b)	1,401,899	1,401,899
BMW Vehicle Lease Trust
6/15/10	0.79	10,385	10,385
Harley-Davidson Motorcycle Trust
5/17/10 to 10/15/10	0.35 to 1.49	12,509,575	12,509,575
Honda Auto Receivables Owner Trust
5/17/10 to 7/15/10	0.75 to 1.32	4,021,574	4,021,574
John Deere Owner Trust
7/2/10	1.13	2,833,501	2,833,501
TOTAL ASSET-BACKED SECURITIES	20,776,934
Municipal Securities - 0.0%

California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, 0.21%, VRDN
1/7/10	0.21 (e)	1,000,000	1,000,000
Repurchase Agreements - 8.6%
	Maturity Amount	Value
In a joint trading account at 0.01% dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) #	$ 121,000	$ 121,000
With:
Barclays Capital, Inc. at:
0.36%, dated 11/19/09 due 2/17/10 (Collateralized by Corporate Obligations valued at $1,050,484, 7.1%, 3/15/11)	1,000,900	1,000,000
0.4%, dated 12/16/09 due 1/15/10 (Collateralized by Equity Securities valued at $7,561,603)	7,002,333	7,000,000
0.55%, dated:
11/6/09 due 2/4/10 (Collateralized by Mortgage Loan Obligations valued at $3,152,840, 5.81%, 8/10/45)	3,004,125	3,000,000
11/12/09 due 2/10/10 (Collateralized by Mortgage Loan Obligations valued at $2,101,701, 5.81%, 8/10/45)	2,002,750	2,000,000
11/23/09 due 2/19/10 (Collateralized by Mortgage Loan Obligations valued at $4,202,695, 5.81%, 8/10/45)	4,005,378	4,000,000
12/22/09 due 3/22/10 (Collateralized by Mortgage Loan Obligations valued at $5,251,043, 5.81%, 8/10/45)	5,006,875	5,000,000
12/28/09 due 3/26/10 (Collateralized by Mortgage Loan Obligations valued at $5,250,562, 5.81%, 8/10/45)	5,006,722	5,000,000
0.6%, dated:
10/23/09 due 1/25/10 (Collateralized by Mortgage Loan Obligations valued at $3,153,833, 5.81%, 8/10/45)	3,004,700	3,000,000
10/28/09 due 1/26/10 (Collateralized by Mortgage Loan Obligations valued at $3,153,570, 5.81%, 8/10/45)	3,004,500	3,000,000
0.65%, dated 10/2/09 due 1/4/10 (Collateralized by Mortgage Loan Obligations valued at $3,155,347, 5.81%, 8/10/45)	3,005,092	3,000,000
Citigroup Global Markets, Inc. at:
0.36%, dated 12/31/09 due 1/4/10 (Collateralized by Equity Securities valued at $139,325,618)	129,005,196	129,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Citigroup Global Markets, Inc. at:
0.49%, dated 12/29/09 due 1/5/10 (Collateralized by Equity Securities valued at $2,160,755)	$ 2,000,191	$ 2,000,000
0.84%, dated 12/4/09 due 2/2/10 (Collateralized by Corporate Obligations valued at $2,105,105, 1.5%, 4/1/26)	2,002,800	2,000,000
Deutsche Bank Securities, Inc. at:
0.28%, dated:
11/13/09 due 1/15/10 (Collateralized by Commercial Paper Obligations valued at $6,182,681, 1/5/10)	6,002,940	6,000,000
11/16/09 due 1/15/10 (Collateralized by Commercial Paper Obligations valued at $1,082,101, 1/5/10 - 1/15/10)	1,000,467	1,000,000
0.31%, dated:
10/5/09 due 1/5/10 (Collateralized by Commercial Paper Obligations valued at $3,144,211, 1/15/10)	3,002,377	3,000,000
10/20/09 due 1/20/10 (Collateralized by Commercial Paper Obligations valued at $2,069,941, 1/20/10)	2,001,584	2,000,000
10/26/09 due 1/26/10 (Collateralized by Commercial Paper Obligations valued at $4,122,627, 1/5/10 - 1/15/10)	4,003,169	4,000,000
0.4%, dated:
11/23/09 due 1/7/10 (Collateralized by Corporate Obligations valued at $3,249,225, 0.73%- 11%, 8/1/16 - 9/25/37)	3,001,500	3,000,000
11/25/09 due 1/11/10 (Collateralized by Mortgage Loan Obligations valued at $5,409,402, 0%- 12%, 1/31/10 - 9/25/37)	5,002,611	5,000,000
11/30/09 due 1/19/10 (Collateralized by Corporate Obligations valued at $2,179,087, 0.65%- 7%, 5/25/13 - 7/15/38)	2,001,111	2,000,000
ING Financial Markets LLC at 0.33%, dated 11/23/09 due 2/22/10 (Collateralized by Corporate Obligations valued at $2,104,001, 5.69%, 7/25/11)	2,001,668	2,000,000

	Maturity Amount	Value
J.P. Morgan Securities, Inc. at 0.56%, dated 12/31/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $10,504,173, 0.53%, 1/20/19)	$ 10,000,625	$ 10,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.36%, dated 11/24/09 due 2/22/10 (Collateralized by Equity Securities valued at $10,815,529) (e)(f)	10,009,000	10,000,000
Morgan Stanley & Co. at:
0.43%, dated 11/18/09 due 2/16/10 (Collateralized by Equity Securities valued at $11,006,214)	10,010,750	10,000,000
0.47%, dated 9/29/09 due 1/4/10 (Collateralized by Equity Securities valued at $12,115,362)	11,013,930	11,000,000
0.75%, dated 10/16/09 due 1/14/10 (Collateralized by Mortgage Loan Obligations valued at $22,086,751, 5.81%, 8/10/45)	21,039,375	21,000,000
UBS Securities LLC at 0.35%, dated 9/30/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $5,254,989, 6.63%, 6/15/37)	5,004,667	5,000,000
Wells Fargo Securities, LLC at 0.32%, dated 10/29/09 due 1/27/10 (Collateralized by Commercial Paper Obligations valued at $1,030,615, 2/9/10 - 3/15/19)	1,000,800	1,000,000
TOTAL REPURCHASE AGREEMENTS		265,121,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,113,530,913)	3,113,530,913
NET OTHER ASSETS - (1.3)%	(40,466,806)
NET ASSETS - 100%	$ 3,073,064,107
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $216,401,899 or 7.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $103,929,000 or 3.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,000,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 1.04%, 1/4/10	3/26/02	$ 10,000,000
New York Life Insurance Co.: 1.3%, 2/26/10	5/8/09	$ 9,000,000
1.4%, 3/30/10	3/23/09	$ 15,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$121,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 363
Banc of America Securities LLC	12,398
Bank of America, NA	24,802
Barclays Capital, Inc.	7,179
Citigroup Global Markets, Inc.	2,611
Credit Suisse Securities (USA) LLC	6,527
Deutsche Bank Securities, Inc.	7,179
Goldman, Sachs & Co.	2,441
Greenwich Capital Markets, Inc.	3,916
HSBC Securities (USA), Inc.	3,916
ING Financial Markets LLC	8,746
J.P. Morgan Securities, Inc.	13,053
Merrill Lynch Government Securities, Inc.	1,827
Morgan Stanley & Co., Inc.	8,485
RBC Capital Markets Corp.	1,827
Societe Generale, New York Branch	3,133
UBS Securities LLC	6,853
Wachovia Bank Na (MUNI)	5,744
$ 121,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $265,121,000) - See accompanying schedule: Unaffiliated issuers (cost $3,113,530,913)		$ 3,113,530,913
Cash		55,243
Receivable for fund shares sold		4,645,046
Interest receivable		3,426,347
Prepaid expenses		12,818
Other receivables		12,035
Total assets		3,121,682,402

Liabilities
Payable for investments purchased Regular delivery	$ 8,999,533
Delayed delivery	32,000,000
Payable for fund shares redeemed	6,714,314
Accrued management fee	461,733
Distribution fees payable	33,777
Other affiliated payables	219,342
Other payables and accrued expenses	189,596
Total liabilities		48,618,295

Net Assets		$ 3,073,064,107
Net Assets consist of:
Paid in capital		$ 3,071,614,498
Accumulated undistributed net realized gain (loss) on investments		1,449,609
Net Assets		$ 3,073,064,107

Statement of Assets and Liabilities - continued

December 31, 2009

Initial Class: Net Asset Value, offering price and redemption price per share ($1,765,198,182 ÷ 1,764,528,135 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($112,282,534 ÷ 112,225,851 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($135,695,038 ÷ 135,615,134 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($1,059,888,353 ÷ 1,059,171,049 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 40,616,298

Expenses
Management fee	$ 7,128,776
Transfer agent fees	2,902,473
Distribution fees	445,012
Accounting fees and expenses	336,726
Custodian fees and expenses	66,995
Independent trustees' compensation	13,741
Audit	54,442
Legal	18,084
Interest	127
Money Market Guarantee Program Fee	1,084,331
Miscellaneous	477,744
Total expenses before reductions	12,528,451
Expense reductions	(6,308)	12,522,143
Net investment income		28,094,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		779,266
Net increase in net assets resulting from operations		$ 28,873,421

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 28,094,155	$ 109,150,612
Net realized gain (loss)	779,266	837,313
Net increase in net assets resulting from operations	28,873,421	109,987,925
Distributions to shareholders from net investment income	(28,092,926)	(109,146,605)
Share transactions - net increase (decrease)	(1,248,308,105)	1,170,002,041
Total increase (decrease) in net assets	(1,247,527,610)	1,170,843,361

Net Assets
Beginning of period	4,320,591,717	3,149,748,356
End of period (including undistributed net investment income of $0 and undistributed net investment income of $51,840, respectively)	$ 3,073,064,107	$ 4,320,591,717

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.030	.051	.048	.030
Distributions from net investment income	(.007)	(.030)	(.051)	(.048)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.72%	3.02%	5.21%	4.87%	3.03%
Ratios to Average Net Assets C
Expenses before reductions	.31%	.29%	.32%	.33%	.29%
Expenses net of fee waivers, if any	.31%	.29%	.32%	.33%	.29%
Expenses net of all reductions	.31%	.29%	.32%	.33%	.29%
Net investment income	.76%	2.95%	5.06%	4.84%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,765,198	$ 2,391,641	$ 1,708,689	$ 1,634,441	$ 1,347,642

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.029	.050	.047	.029
Distributions from net investment income	(.006)	(.029)	(.050)	(.047)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA, B	.62%	2.92%	5.10%	4.76%	2.92%
Ratios to Average Net AssetsC
Expenses before reductions	.41%	.39%	.43%	.43%	.40%
Expenses net of fee waivers, if any	.41%	.39%	.43%	.43%	.40%
Expenses net of all reductions	.41%	.39%	.43%	.43%	.40%
Net investment income	.66%	2.84%	4.95%	4.73%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,283	$ 94,641	$ 58,733	$ 56,502	$ 20,987

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.027	.048	.045	.027
Distributions from net investment income	(.005)	(.027)	(.048)	(.045)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA, B	.47%	2.76%	4.95%	4.61%	2.77%
Ratios to Average Net AssetsC
Expenses before reductions	.56%	.54%	.57%	.58%	.54%
Expenses net of fee waivers, if any	.55%	.54%	.57%	.58%	.54%
Expenses net of all reductions	.55%	.54%	.57%	.58%	.54%
Net investment income	.51%	2.70%	4.81%	4.59%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,695	$ 125,127	$ 91,095	$ 85,647	$ 51,301

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,

2009

2008

2007

2006

2005E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.030	.050	.047	.016
Distributions from net investment income	(.007)	(.030)	(.050)	(.047)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	.70%	3.00%	5.15%	4.81%	1.58%
Ratios to Average Net AssetsF
Expenses before reductions	.33%	.32%	.38%	.39%	.36%A
Expenses net of fee waivers, if any	.33%	.32%	.38%	.39%	.36%A
Expenses net of all reductions	.33%	.32%	.37%	.39%	.36%A
Net investment income	.73%	2.92%	5.00%	4.78%	3.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,059,888	$ 1,709,183	$ 1,291,231	$ 580,013	$ 126,224

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 17, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Fund without regard to any expense limitation in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax Cost	$ 3,113,530,913

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,460,825
Undistributed long-term capital gain	$ 1,192

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 28,092,926	$ 109,146,605

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $5,848,538. The weighted average interest rate was .06% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $2,561,711 or an annual rate of .07% of the Fund's average net assets. For the period, the Fund's total annual management fee rate was .19% of the Fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 103,428
Service Class 2	341,584
$ 445,012

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .09% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,426,427
Service Class	70,826
Service Class 2	91,763
Investor Class	1,313,457
$ 2,902,473

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR or its affiliates agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Service Class 2	$ 5,990

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $318.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Initial Class	$ 16,015,627	$ 58,698,233
Service Class	630,263	2,002,587
Service Class 2	634,891	2,899,339
Investor Class	10,812,145	45,546,446
Total	$ 28,092,926	$ 109,146,605

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended December 31,	2009	2008
Initial Class Shares sold	352,396,828	1,176,132,471
Reinvestment of distributions	16,015,651	58,598,721
Shares redeemed	(995,431,813)	(552,164,787)
Net increase (decrease)	(627,019,334)	682,566,405
Service Class Shares sold	152,202,075	126,984,686
Reinvestment of distributions	630,266	2,002,586
Shares redeemed	(135,231,224)	(93,098,309)
Net increase (decrease)	17,601,117	35,888,963
Service Class 2 Shares sold	116,835,006	119,864,261
Reinvestment of distributions	634,892	2,762,155
Shares redeemed	(106,952,175)	(88,622,242)
Net increase (decrease)	10,517,723	34,004,174
Investor Class Shares sold	293,477,433	797,512,666
Reinvestment of distributions	10,812,165	45,546,210
Shares redeemed	(953,746,253)	(425,516,377)
Net increase (decrease)	(649,456,655)	417,542,499

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of 58% of the outstanding shares of the Fund, and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Money Market Portfolio (a fund of Variable Insurance Products Fund V) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VIP Money Market Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2007

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Group of FMR (2010-present), and is an employee of Fidelity Investments.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2009, $1,192, or, if subsequently determined to be different, the net capital gain of such year.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Initial Class and Service Class 2 of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. The Board also recognized that the income-based component of the fund's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Annual Report

VIP Money Market Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Company Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPMM-ANN-0210
1.701157.112

Item 2. Code of Ethics

As of the end of the period, December 31, 2009, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Money Market Portfolio (the "Fund"):

Services Billed by PwC

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$54,000	$-	$2,000	$4,100

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$52,000	$-	$4,100	$3,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2009A	December 31, 2008A
Audit-Related Fees	$2,655,000	$2,530,000B
Tax Fees	$-	$2,000
All Other Fees	$-	$- B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2009 A	December 31, 2008 A,B
PwC	$4,545,000	$3,090,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 26, 2010